Classification of financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of Classification of Each Class of Financial Assets and their Carrying Values
The accounting classification of each class of the Group’s financial assets, and their carrying values, is as follows:

		2023									2022
				Fair value	Amortised cost				Fair value	Amortised cost
All figures in £ millions	Notes	Fair value through other comprehensive income	Fair value through profit and loss	Fair value – hedging instrument	Financial assets	Total carrying value	Fair value through other comprehensive income	Fair value through profit and loss	Fair value – hedging instrument	Financial assets	Total carrying value

Investments in unlisted securities	15	23	120	–	–	143	24	109	–	–	133

Cash and cash equivalents	17	–	31	–	281	312	–	40	–	518	558

Derivative financial instruments	16	–	1	47	–	48	–	5	54	–	59

Trade receivables	22	–	–	–	695	695	–	–	–	825	825

Investment in finance lease receivable	22	–	–	–	100	100	–	–	–	121	121

Other receivable		–	–	–	12	12	–	–	–	3	3

Total financial assets		23	152	47	1,088	1,310	24	154	54	1,467	1,699

Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values
The accounting classification of each class of the Group’s financial liabilities, together with their carrying values and market values, is as follows:

		2023									2022
			Fair value	Amortised cost				Fair value	Amortised cost
All figures in £ millions	Notes	Fair value through profit and loss	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value	Fair value through profit and loss	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value

Derivative financial instruments	16	(7)	(36)	–	(43)	(43)	(2)	(63)	–	(65)	(65)

Trade payables	24	–	–	(317)	(317)	(317)	–	–	(348)	(348)	(348)

Deferred and contingent consideration	24	(57)	–	–	(57)	(57)	(79)	–	–	(79)	(79)

Borrowings due within one year	18	–	–	(67)	(67)	(67)	–	–	(86)	(86)	(86)

Borrowings due after more than one year	18	–	–	(1,094)	(1,094)	(1,062)	–	–	(1,144)	(1,144)	(1,096)

Total financial liabilities		(64)	(36)	(1,478)	(1,578)	(1,546)	(81)	(63)	(1,578)	(1,722)	(1,674)

Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements
The movements in fair values of level 3 financial assets measured at fair value, are shown in the table below:

			2023	2022
All figures in £ millions	Other receivable	Investments in unlisted securities	Total	Total
At 1 January	3	133	136	200

Exchange differences	–	(5)	(5)	10

Acquisition of investments and other receivable	12	8	20	19

Repayments	(3)	–	(3)	(92)

Disposal of investments	–	(7)	(7)	(48)

Fair value movements – OCI	–	1	1	18

Fair value movements – income statement	–	13	13	29

At 31 December	12	143	155	136

Schedule of Analysis of the Movement in the Fair Value of the Deferred and Contingent Consideration	The movement in the fair value of the deferred consideration payable is shown in the table below:

All figures in £ millions	2023	2022
At 1 January	(79)	(44)

Exchange differences	3	(7)

Acquisitions	–	(42)

Fair value movements – income statement	(4)	4

Repayments	23	10

At 31 December	(57)	(79)